UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC S&S U.S. Equity Fund

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/13

Item 1.	Schedule of Investments.

GE S&S U.S. Equity Fund

Schedule of Investments (dollars in thousands)—June 30, 2013 (Unaudited)

Common Stock - 99.1% †	Number of Shares	Fair Value
Advertising—0.9%
Omnicom Group Inc.	479,313	$30,134
The Interpublic Group of Companies Inc.	807,264	11,745
		41,879

Aerospace & Defense—3.2%
Honeywell International Inc.	1,216,102	96,486
The Boeing Co.	234,611	24,033
United Technologies Corp.	236,283	21,961
		142,480

Agricultural Products—0.8%
Archer-Daniels-Midland Co.	996,466	33,790

Air Freight & Logistics—1.3%
United Parcel Service Inc.	686,172	59,341

Application Software—0.6%
Intuit Inc.	454,086	27,713

Asset Management & Custody Banks—3.9%
Ameriprise Financial Inc.	850,148	68,760
Invesco Ltd.	1,982,840	63,054
State Street Corp.	655,901	42,771	(b)
		174,585

Auto Parts & Equipment—0.5%
TRW Automotive Holdings Corp.	315,338	20,951	(a)

Automobile Manufacturers—1.4%
Ford Motor Co.	4,172,545	64,550

Automotive Retail—0.5%
AutoZone Inc.	47,933	20,309	(a)

Biotechnology—2.2%
Amgen Inc.	446,518	44,054
Gilead Sciences Inc.	1,059,533	54,259	(a)
		98,313

Broadcasting—1.1%
CBS Corp.	252,270	12,329
Discovery Communications Inc.	504,539	35,146	(a)
		47,475

Cable & Satellite—3.3%
Comcast Corp.††	1,629,662	68,250
Comcast Corp.††	847,626	33,625
Liberty Global PLC	681,128	46,242	(a)
		148,117

Casinos & Gaming—0.5%
Las Vegas Sands Corp.	428,859	22,699

Commodity Chemicals—1.3%
LyondellBasell Industries N.V.	887,990	58,838

Communications Equipment—5.0%
Cisco Systems Inc.	5,221,983	126,946
Qualcomm Inc.	1,612,004	98,461
		225,407

Computer Hardware—2.2%
Apple Inc.	252,776	100,119

Computer Storage & Peripherals—2.1%
EMC Corp.	3,985,865	94,146

Construction & Farm Machinery—0.9%
Cummins Inc.	113,522	12,313
Deere & Co.	353,177	28,696
		41,009

Consumer Finance—1.4%
American Express Co.	831,480	62,161

Data Processing & Outsourced Services—2.2%
Paychex Inc.	681,128	24,874
The Western Union Co.	1,236,121	21,150
Visa Inc.	287,588	52,557
		98,581

Department Stores—0.4%
Macy’s Inc.	353,178	16,952

Diversified Chemicals—0.2%
PPG Industries Inc.	60,544	8,864

Diversified Financial Services—5.9%
Citigroup Inc.	1,856,707	89,066
JPMorgan Chase & Co.	1,763,839	93,113
Wells Fargo & Co.	1,982,840	81,832
		264,011

Drug Retail—0.5%
CVS Caremark Corp.	398,586	22,792

Electric Utilities—0.4%
NextEra Energy Inc.	227,043	18,500

Electrical Components & Equipment—0.3%
Eaton Corp PLC	201,816	13,282

Fertilizers & Agricultural Chemicals—0.9%
Monsanto Co.	428,859	42,371

General Merchandise Stores—0.7%
Dollar General Corp.	75,681	3,816	(a)
Target Corp.	408,676	28,141
		31,957

Healthcare Distributors—0.5%
Cardinal Health Inc.	466,699	22,029

Healthcare Equipment—2.4%
Covidien PLC	1,422,801	89,409
Medtronic Inc.	269,928	13,893
Stryker Corp.	60,545	3,916
		107,218

Healthcare Services—2.3%
Express Scripts Holding Co.	1,629,669	100,534	(a)

Healthcare Supplies—0.5%
DENTSPLY International Inc.	554,994	22,732

Home Building—0.3%
MDC Holdings Inc.	454,086	14,763

Home Improvement Retail—2.0%
Lowe’s Companies Inc.	2,202,314	90,075

Independent Power Producers & Energy Traders—0.7%
AES Corp.	630,674	7,561
Calpine Corp.	736,628	15,639	(a)
NRG Energy Inc.	340,565	9,093
		32,293

Industrial Machinery—1.5%
Dover Corp.	880,992	68,418

Integrated Oil & Gas—4.6%
Chevron Corp.	867,807	102,696
Exxon Mobil Corp.	216,952	19,602
Hess Corp.	277,497	18,451
Occidental Petroleum Corp.	729,061	65,054
		205,803

Integrated Telecommunication Services—0.1%
AT&T Inc.	151,362	5,358

Internet Retail—0.4%
Amazon.com Inc.	70,636	19,615	(a)

Internet Software & Services—3.0%
Baidu Inc. ADR	353,178	33,386	(a)
eBay Inc.	938,444	48,536	(a)
Google Inc.	61,554	54,191	(a)
		136,113

Investment Banking & Brokerage—1.7%
The Charles Schwab Corp.	529,767	11,247
The Goldman Sachs Group Inc.	416,245	62,957
		74,204

IT Consulting & Other Services—0.3%
International Business Machines Corp.	80,726	15,427

Life & Health Insurance—0.4%
Prudential Financial Inc.	227,043	16,581

Life Sciences Tools & Services—0.3%
PerkinElmer Inc.	363,269	11,806

Managed Healthcare—1.9%
UnitedHealth Group Inc.	1,311,811	85,897

Movies & Entertainment—1.5%
Time Warner Inc.	1,135,213	65,638

Multi-Line Insurance—1.8%
American International Group Inc.	1,808,776	80,852	(a)

Oil & Gas Equipment & Services—3.3%
Halliburton Co.	1,672,552	69,779
Schlumberger Ltd.	1,109,987	79,542
		149,321

Oil & Gas Exploration & Production—2.7%
Anadarko Petroleum Corp.	996,466	85,626
Marathon Oil Corp.	1,009,079	34,894
		120,520

Packaged Foods & Meats—1.2%
Kraft Foods Group Inc.	340,568	19,028
Mondelez International Inc.	1,210,894	34,546
		53,574

Pharmaceuticals—7.0%
Actavis Inc.	365,792	46,170	(a)
GlaxoSmithKline PLC ADR	201,817	10,085
Johnson & Johnson	1,334,506	114,581
Merck & Company Inc.	494,449	22,968
Pfizer Inc.	4,238,133	118,710
		312,514

Property & Casualty Insurance—1.6%
ACE Ltd.	779,514	69,751

Railroads—0.6%
CSX Corp.	1,210,896	28,081

Regional Banks—1.4%
Regions Financial Corp.	6,760,829	64,430

Research & Consulting Services—0.3%
Nielsen Holdings N.V.	343,087	11,524

Retail REITs—0.1%
Energizer Holdings Inc.	32,438	3,260

Semiconductor Equipment—0.2%
Applied Materials Inc.	529,767	7,899

Semiconductors—0.3%
Analog Devices Inc.	312,815	14,095

Soft Drinks—3.0%
Coca-Cola Enterprises Inc.	1,437,938	50,558
PepsiCo Inc.	1,014,124	82,945
		133,503

Specialized Finance—1.2%
CME Group Inc.	731,573	55,585

Specialized REITs—0.6%
American Tower Corp.	378,405	27,688

Specialty Stores—0.7%
Dick’s Sporting Goods Inc.	630,674	31,572

Systems Software—3.7%
Microsoft Corp.	3,107,963	107,318
Oracle Corp.	1,879,409	57,736
		165,054
Total Common Stock (Cost $3,556,100)		4,424,919

		Principal Amount	Fair Value
Short-Term Investments—1.0%
Time Deposit—1.0%
State Street Corp.
0.01%	07/01/13	$43,492	$43,492	(b)
(Cost $43,492)

Total Investments (Cost $3,599,592)			4,468,411
Liabilities in Excess of Other Assets, net—0.0%*			(1,319)

NET ASSETS—100.0%			$4,467,092

Notes to Schedules of Investments June 30, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2013.

††	Securities traded on different exchanges.

*	Less than 0.05%.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2013:

(Dollars in thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S U.S. Equity Fund	Investments in Securities †
	Common Stock	$4,424,919	$—	$—	$4,424,919
	Short-Term Investments	—	43,492	—	43,492

	Total Investments in Securities	$4,424,919	$43,492	$—	$4,468,411

† See Schedule of Investments for Industry Classification

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2013, information on the tax cost of investments is as follows (Dollars in thousands):

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation / (Depreciation)
GE S&S U.S. Equity Fund	$3,625,794	$874,449	$(31,832)	$842,617

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S U.S. Equity Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2013

By:	/S/ ARTHUR A. JENSEN
ARTHUR A. JENSEN
Treasurer, GE S&S Funds

Date: August 27, 2013